Victory RS Small Cap Growth Fund Expense Example - Victory RS Small Cap Growth Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 709
Expense Example, with Redemption, 3 Years	995
Expense Example, with Redemption, 5 Years	1,301
Expense Example, with Redemption, 10 Years	2,168
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	319
Expense Example, with Redemption, 3 Years	781
Expense Example, with Redemption, 5 Years	1,370
Expense Example, with Redemption, 10 Years	2,658
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	598
Expense Example, with Redemption, 10 Years	1,326
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	635
Expense Example, with Redemption, 10 Years	$ 1,406